Stockholders' Equity (Details) - Schedule of Related to Stock Options - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of related to stock options [Abstract]
Number of shares outstanding Beginning balance (in Shares)	1,291,595
Weighted Average Exercise Price, Beginning balance	$ 46.48
Weighted Average Contractual Term, Beginning balance	6 years 6 months		3 years 4 months 24 days
Aggregate Intrinsic Value, Beginning balance (in Dollars)
Number of shares, Granted (in Shares)	630,625	248,168	572,952
Weighted Average Exercise Price, Granted	$ 4.19	$ 29.6	$ 70
Weighted Average Contractual Term, Granted	10 years
Aggregate Intrinsic Value, Granted	$ 1,847,765
Number of shares, Exercised (in Shares)
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)			$ 3,485,482
Number of shares, Forfeited/cancelled (in Shares)	(361,150)
Weighted Average Exercise Price, Forfeited/cancelled	$ 52.86
Aggregate Intrinsic Value, Forfeited/cancelled
Number of shares outstanding Ending balance (in Shares)	1,561,070	1,291,595
Weighted Average Exercise Price, Ending balance	$ 28.19	$ 46.48
Weighted Average Contractual Term, Ending balance	6 years 8 months 12 days
Aggregate Intrinsic Value, Ending balance (in Dollars)	$ 1,881,165
Number of shares, Exercisable (in Shares)	810,268	697,158
Weighted Average Exercise Price, Exercisable	$ 40.28	$ 46.88
Weighted Average Contractual Term, Exercisable	4 years 4 months 24 days	4 years 6 months
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 40,899